Consolidated Statements of Equity - USD ($)		Total	Ordinary shares	Subscription receivable	Additional paid-in capital	Stock to be issued	Statutory reserves	Retained earnings/ (Accumulated deficit)	Accumulated other comprehensive income (loss)
Beginning balance at Jun. 30, 2014		$ 37,646,602	$ 2,000	$ (10,000)	$ 19,019,464		$ 3,771,665	$ 12,682,821	$ 2,180,652
Beginning balance, shares at Jun. 30, 2014	[1]		1,600,000
Net (loss) income		8,679,571						8,679,571
Appropriation of statutory reserve							150,563	(150,563)
Foreign currency translation adjustments		326,188							326,188
Ending balance at Jun. 30, 2015		46,652,361	$ 2,000	(10,000)	19,019,464		3,922,228	21,211,829	2,506,840
Ending balance, shares at Jun. 30, 2015	[1]		1,600,000
Stock based compensation expenses		534,237	$ 38		496,699	37,500
Stock based compensation expenses, shares	[1]		30,729
Issuance of shares for cash		11,510,157	$ 563		11,509,594
Issuance of shares for cash, shares	[1]		450,000
Convertible to ordinary shares		9,959,613	$ 398		9,959,215
Convertible to ordinary shares, shares	[1]		318,708
Allocation to warrant liabilities		(475,380)			(475,380)
Net (loss) income		(53,190,023)						(53,190,023)
Appropriation of statutory reserve
Foreign currency translation adjustments		(3,726,024)							(3,726,024)
Ending balance at Jun. 30, 2016		11,264,941	$ 2,999	(10,000)	40,509,592	37,500	3,922,228	(31,978,194)	(1,219,184)
Ending balance, shares at Jun. 30, 2016	[1]		2,399,437
Stock based compensation expenses		162,363	$ 15		199,848	(37,500)
Stock based compensation expenses, shares	[1]		11,628
Issuance of shares for cash
Allocation to warrant liabilities
Net (loss) income		(7,429,581)						(7,429,581)
Appropriation of statutory reserve
Foreign currency translation adjustments		(278,754)							(278,754)
Ending balance at Jun. 30, 2017		$ 3,718,969	$ 3,014	$ (10,000)	$ 40,709,440		$ 3,922,228	$ (39,407,775)	$ (1,497,938)
Ending balance, shares at Jun. 30, 2017	[1]		2,411,070

[1]	All shares outstanding for all periods have been retroactively restated to reflect the Company's 1-for-5 reverse stock split, which was effective on November 9, 2017.